TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)

d.The income tax expense (benefit) for the years ended December 31, 2018, 2019 and 2020 consisted of the following:

	Year ended December 31,
	2018	2019	2020

Current	$3,350	$2,734	$2,641
Deferred	(6,601)	(258)	(23)

	$(3,251)	$2,476	$2,618

Domestic (Israel)	$(5,919)	$781	$839
Foreign	2,668	1,695	1,779

	$(3,251)	$2,476	$2,618

Schedule of Deferred Income Taxes

Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2019	2020
Deferred tax assets:

Net operating loss carry forward	$71,653	$75,926
Temporary differences mainly relating to Research and Development, reserves and allowances	25,773	28,429

Deferred tax asset before valuation allowance	97,426	104,355
Valuation allowance	(89,320)	(96,076)

Deferred tax asset, net	$8,106	$8,279

Schedule of Income (Loss) Before Taxes	g.Income (Loss) before taxes is comprised as follows:
	Year ended December 31,
	2018	2019	2020

Domestic	$17,921	$(2,171)	$(24,192)
Foreign	1,874	2,952	10,697

	$19,795	$781	$(13,495)

Schedule of Income Tax Reconciliation

Reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2018	2019	2020
Income (loss) before taxes as reported in the consolidated statements of operations	$19,795	$781	$(13,495)

Statutory tax rate	23%	23%	23%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$4,553	$180	$(3,104)
Non-deductible expenses	1,299	519	(111)
Non-deductible expenses related to employee stock options	376	472	383
Changes in tax rate	179	(5)	-
Losses and other temporary differences in respect of which no deferred taxes were generated (including changes in valuation allowance)	(4,068)	977	5,318
Recognition of deferred taxes during the year, for which valuation allowance was provided in prior years	(7,200)	-	-
Other	1,610	333	132

Actual tax expense (benefit)	$(3,251)	$2,476	$2,618

Schedule of Changes In Unrecognized Tax Benefits

i.A reconciliation of the beginning and ending balances of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2019	2020

Beginning balance	$2,373	$2,492
Decreases in tax positions for prior years	(406)	(708)
Increases related to tax positions taken during prior years	40	184
Increase related to tax positions taken during the current year	485	453

Ending balance	$2,492	$2,421